UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  <June 30,2000>

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	July 24,2000


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:  29,768,762



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp.                  COM              001957109      396 12520.000SH       SOLE                 7971.000          4549.000
Abbott Laboratories            COM              002824100     5686 127600.000SH      SOLE                84500.000         43100.000
Agilent Technologies           COM              00846U101     2724 36942.334SH       SOLE                21530.957         15411.377
                                                             51964 704600.100SH      OTHER                   0.880        704599.220
American Express Co            COM              025816109   496590 9526903.000SH     SOLE              8214483.000  	 1312420.000
                                                            154157 2957450.000SH     OTHER               23400.000       2934050.000
American Int'l Group           COM              026874107   587764 5002244.500SH     SOLE              4307446.500        694798.000
                                                            170642 1452275.000SH     OTHER               12275.000       1440000.000
Bellsouth Corp                 COM              079860102      250 5859.000 SH       SOLE                                   5859.000
Berkshire Hathaway Inc-Cl A    COM              084670108      430    8.000 SH       SOLE                    7.000             1.000
Bestfoods                      COM              08658U101   644808 9311305.000SH     SOLE              8135477.000       1175828.000
                                                            191345 2763100.000SH     OTHER               20800.000       2742300.000
Boston Scientific Corp Com     COM              101137107   524411 23904773.000SH    SOLE             20707444.000       3197329.000
                                                            148916 6788200.000SH     OTHER               58500.000       6729700.000
Bristol-Myers Squibb Co        COM              110122108   811203 13926237.000SH    SOLE             12124831.000       1801406.000
                                                            239792 4116600.000SH     OTHER               34900.000       4081700.000
Circuit City Stores Inc        COM              172737108   473382 14263864.000SH    SOLE             12326634.000       1937230.000
                                                            140045 4219800.000SH     OTHER               36400.000       4183400.000
Cisco Systems                  COM              17275R102     7307 114953.000SH      SOLE                65548.000         49405.000
Citigroup Inc.                 COM              172967101   499206 8285580.000SH     SOLE              7142878.000       1142702.000
                                                            148607 2466500.000SH     OTHER               20400.000       2446100.000
Citizens Bankshares Corp       COM              173168105       85 12426.000SH       SOLE                                  12426.000
Coca-Cola Co                   COM              191216100  1189619 20711536.000SH    SOLE             17863555.000       2847981.000
                                                            339519 5911100.000SH     OTHER               50900.000       5860200.000
Costco Wholesale Corp-New      COM              22160K105   499639 15140585.000SH    SOLE             13055979.000       2084606.000
                                                            149959 4544200.000SH     OTHER               37600.000       4506600.000
Dell Computer Corp Com         COM              247025109   769541 15605390.000SH    SOLE             13476197.000       2129193.000
                                                            222592 4513900.000SH     OTHER               38800.000       4475100.000
Disney, Walt Co                COM              254687106      570 14693.000SH       SOLE                14691.000             2.000
Dollar General                 COM              256669102     2348 120384.750SH      SOLE                26453.500         93931.250
Dupont (E.I.) De Nemours & Co  COM              263534109      352 8039.000 SH       SOLE                 5265.000          2774.000
EMC Corp/Mass                  COM              268648102     8565 111320.000SH      SOLE                62560.000         48760.000
Eaton Corp                     COM              278058102      335 5000.000 SH       SOLE                                   5000.000
Electronic Arts, Inc.          COM              285512109   434695 5959830.000SH     SOLE              5143572.000        816258.000
                                                            159733 2190000.000SH     OTHER               14800.000       2175200.000
Electronic Data Systems        COM              285661104   774787 18782705.000SH    SOLE             16208883.000       2573822.000
                                                            229470 5562900.000SH     OTHER               46500.000       5516400.000
Eli Lilly & Co                 COM              532457108      459 4600.000 SH       SOLE                 4600.000
Exxon Mobil Corp               COM              30231G102     1248 15902.000SH       SOLE                11918.000          3984.000
Fannie Mae                     COM              313586109      548 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301      652 16100.000SH       SOLE                16100.000
Gap Inc.                       COM              364760108   221271 7080670.450SH     SOLE              6083259.450        997411.000
                                                            130739 4183662.000SH     OTHER               17250.000       4166412.000
General Electric Co            COM              369604103   245850 4638687.000SH     SOLE              4006334.000        632353.000
                                                             70570 1331500.000SH     OTHER               11200.000       1320300.000
Gillette Co                    COM              375766102   892790 25553925.000SH    SOLE             22118737.000       3435188.000
                                                            248449 7111250.000SH     OTHER               61000.000       7050250.000
Hewlett-Packard                COM              428236103   969000 7759763.000SH     SOLE              6705364.000       1054399.000
                                                            291146 2331500.000SH     OTHER               19200.000       2312300.000
Home Depot Inc.                COM              437076102   797297 15965902.000SH    SOLE             13758516.000       2207386.000
                                                            236859 4743100.000SH     OTHER               39350.000       4703750.000
Int'l Business Machines        COM              459200101      545 4971.000 SH       SOLE                 4971.000
Intel Corp                     COM              458140100   605592 4529907.000SH     SOLE              3864614.000        665293.000
                                                            175585 1313400.000SH     OTHER               11200.000       1302200.000
Interpublic Group of Cos       COM              460690100   393232 9144922.500SH     SOLE              7875952.000       1268970.500
                                                            120847 2810400.000SH     OTHER               22500.000       2787900.000
Johnson & Johnson              COM              478160104   999343 9809502.000SH     SOLE              8477650.000       1331852.000
                                                            308488 3028100.000SH     OTHER               24400.000       3003700.000
Lucent Technologies, Inc.      COM              549463107  1066465 17999410.000SH    SOLE             15527922.000       2471488.000
                                                            303076 5115200.000SH     OTHER               44500.000       5070700.000
Marriott International, Inc. C COM              571903202   521824 14469976.500SH    SOLE             12441002.000       2028974.500
                                                            143862 3989250.000SH     OTHER               35200.000       3954050.000
Marsh & Mclennan               COM              571748102    24438 234000.000SH      SOLE               210000.000         24000.000
McDonald's Corp                COM              580135101   825673 25067859.000SH    SOLE             21639334.000       3428525.000
                                                            243919 7405500.000SH     OTHER               61500.000       7344000.000
Medtronic Inc                  COM              585055106   625848 12564080.000SH    SOLE             10769682.000       1794398.000
                                                            248953 4997800.000SH     OTHER               29800.000       4968000.000
Merck & Co Inc                 COM              589331107     3724 48600.000SH       SOLE                48600.000
Microsoft Corp                 COM              594918104   636046 7950580.000SH     SOLE              6826066.000       1124514.000
                                                            196284 2453550.000SH     OTHER               19800.000       2433750.000
Molex Cl A (Non-Vtg)           COM              608554200     5065 144700.000SH      SOLE               112875.000         31825.000
Motorola Inc                   COM              620076109   330923 11386603.000SH    SOLE              9833580.000       1553023.000
                                                             88123 3032200.000SH     OTHER               28200.000       3004000.000
Newell Rubbermaid Inc.         COM              651229106   325348 12634885.000SH    SOLE             10982944.000       1651941.000
                                                             98903 3840900.000SH     OTHER               31700.000       3809200.000
Nokia Corp Sponsored ADR       COM              654902204     1167 23360.000SH       SOLE                 1600.000         21760.000
Oracle Corporation             COM              68389X105    11197 133201.000SH      SOLE                56961.000         76240.000
Pepsico Inc                    COM              713448108   603763 13586795.000SH    SOLE             11724596.000       1862199.000
                                                            177288 3989600.000SH     OTHER               33400.000       3956200.000
Pfizer Inc                     COM              717081103  1280653 26680281.000SH    SOLE             23091842.000       3588439.000
                                                            409668 8534750.000SH     OTHER               63000.000       8471750.000
Post Properties, Inc.          COM              737464107      244 5550.000 SH       SOLE                  200.000          5350.000
Procter & Gamble Co            COM              742718109      561 9800.000 SH       SOLE                 7400.000          2400.000
Schering Plough                COM              806605101   774587 15338360.000SH    SOLE             13237746.000       2100614.000
                                                            220917 4374600.000SH     OTHER               36700.000       4337900.000
Solectron                      COM              834182107   777608 18569743.000SH    SOLE             16017661.000       2552082.000
                                                            228642 5460100.000SH     OTHER               46100.000       5414000.000
Southern Company               COM              842587107     1225 52533.000SH       SOLE                                  52533.000
State Street Corp.             COM              857477103      297 2800.000 SH       SOLE                                   2800.000
SunTrust Banks Inc             COM              867914103     2852 62434.000SH       SOLE                11900.000         50534.000
Telefonica S A Sponsored ADR   COM              879382208      250 3905.000 SH       SOLE                                   3905.000
Tellabs Inc Com                COM              879664100   721112 10536801.000SH    SOLE              9055829.000       1480972.000
                                                            234809 3431000.000SH     OTHER               26500.000       3404500.000
United Americas Bankshares     COM              909335101       10 10000.000SH       SOLE                                  10000.000
Wells Fargo & Co New           COM              949746101   587685 15166077.000SH    SOLE             13103579.000       2062498.000
                                                            176235 4548000.000SH     OTHER               37500.000       4510500.000
Worldcom, Inc.                 COM              98157D106   857362 18689096.000SH    SOLE             16166209.000       2522887.000
                                                            217793 4747525.000SH     OTHER               47050.000       4700475.000
Wrigley, (Wm) Jr Cl B          COM              982526105     1969 24560.000SH       SOLE                  655.000         23905.000
Montag & Caldwell Growth Fund                   126413509      448 13406.078SH       SOLE                                  13406.078